Share-based Payment - Number and Weighted Average Exercise Prices ("WAEP") of, and Movements in Share Options (Detail)	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of share options outstanding | shares	470,000	470,000
Number of share options exercisable | shares	470,000	470,000
WAEP outstanding | $ / shares	$ 21.11	$ 21.11
WAEP exercisable | $ / shares	$ 21.11	$ 21.11